OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid other taxes - net of current portion (Note 29b)		Rp 3,256	Rp 2,698
Prepaid annual frequency license - net of current portion (Note 9)		1,488	1,743
Prepaid income taxes - net of current portion (Note 29a)		1,088	894
Deferred charges - net		539	474
Advances for purchases of property and equipment		481	387
Convertible bonds		357	213
Security deposit		157	173
Restricted cash		53	183
Prepaid rental			2,662
Others		264	227
Total	$ 554	Rp 7,683	Rp 9,654